Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 8.8%
862,381		AT&T, Inc.	$20,378,063	4.2
196,890		Fox Corp. - Class A	7,767,311	1.6
163,709		Paramount Global	6,189,837	1.3
60,671	(1)	Walt Disney Co.	8,321,634	1.7
			42,656,845	8.8

		Consumer Discretionary: 4.3%
62,139	(1)	Caesars Entertainment, Inc.	4,807,073	1.0
25,686	(1)	Expedia Group, Inc.	5,025,980	1.0
207,839		Gap, Inc.	2,926,373	0.6
32,541		McDonald's Corp.	8,046,738	1.7
			20,806,164	4.3

		Consumer Staples: 7.4%
103,290		Coca-Cola Co.	6,403,980	1.3
57,440		Lamb Weston Holdings, Inc.	3,441,230	0.7
146,767		Philip Morris International, Inc.	13,787,292	2.8
83,181		Walmart, Inc.	12,387,315	2.6
			36,019,817	7.4

		Energy: 7.1%
286,198		BP PLC ADR	8,414,221	1.7
27,326		Chevron Corp.	4,449,493	0.9
105,630		ConocoPhillips	10,563,000	2.2
45,037		Diamondback Energy, Inc.	6,173,672	1.3
48,013		Valero Energy Corp.	4,875,240	1.0
			34,475,626	7.1

		Financials: 19.0%
112,062		Apollo Global Management, Inc.	6,946,723	1.4
50,466		Arthur J. Gallagher & Co.	8,811,364	1.8
57,803		Assurant, Inc.	10,510,319	2.2
274,079		Bank of America Corp.	11,297,536	2.3
230,850		Bank of New York Mellon Corp.	11,457,086	2.4
32,946		Chubb Ltd.	7,047,149	1.4
372,633		Equitable Holdings, Inc.	11,518,086	2.4
41,561		First Republic Bank	6,737,038	1.4
45,350		PNC Financial Services Group, Inc.	8,364,808	1.7
170,564		Truist Financial Corp.	9,670,979	2.0
			92,361,088	19.0

		Health Care: 17.4%
59,248	(2)	Alcon, Inc.	4,700,144	1.0
53,380		Baxter International, Inc.	4,139,085	0.8
205,587	(1)	Boston Scientific Corp.	9,105,448	1.9
187,774		Bristol-Myers Squibb Co.	13,713,135	2.8
33,914		Eli Lilly & Co.	9,711,952	2.0
36,150		McKesson Corp.	11,066,600	2.3
15,569		Thermo Fisher Scientific, Inc.	9,195,830	1.9
37,241		UnitedHealth Group, Inc.	18,991,793	3.9
21,147		Zoetis, Inc.	3,988,113	0.8
			84,612,100	17.4

		Industrials: 11.1%
293,156		Howmet Aerospace, Inc.	10,536,026	2.2
27,793		L3Harris Technologies, Inc.	6,905,727	1.4
296,165		nVent Electric PLC	10,300,619	2.1
127,908		Raytheon Technologies Corp.	12,671,845	2.6
14,164		Roper Technologies, Inc.	6,688,666	1.4
18,534	(1)	United Rentals, Inc.	6,583,462	1.4
			53,686,345	11.1

		Information Technology: 8.2%
29,423		Analog Devices, Inc.	4,860,091	1.0
9,354		Broadcom, Inc.	5,890,027	1.2
59,533		Dolby Laboratories, Inc.	4,656,671	0.9
47,832		Motorola Solutions, Inc.	11,584,910	2.4
22,696		NXP Semiconductor NV - NXPI - US	4,200,576	0.9
29,499		Paychex, Inc.	4,025,729	0.8
22,194	(1)	Salesforce.com, Inc.	4,712,230	1.0
			39,930,234	8.2

		Materials: 4.3%
18,967		Air Products & Chemicals, Inc.	4,740,043	1.0
35,448		Alcoa Corp.	3,191,383	0.6
36,542		CF Industries Holdings, Inc.	3,766,019	0.8
50,377		Eastman Chemical Co.	5,645,247	1.2
18,755		Reliance Steel & Aluminum Co.	3,438,729	0.7
			20,781,421	4.3

		Real Estate: 4.2%
25,592		ProLogis, Inc.	4,132,596	0.9
38,229	(1)	Ryman Hospitality Properties	3,546,504	0.7
81,089		UDR, Inc.	4,652,076	1.0
80,900		Welltower, Inc.	7,777,726	1.6
			20,108,902	4.2

		Utilities: 6.5%
36,048		Ameren Corp.	3,379,860	0.7
61,914		CMS Energy Corp.	4,330,265	0.9
64,494		Entergy Corp.	7,529,675	1.6
164,806		Exelon Corp.	7,849,710	1.6
440,822	(1),(3)	PRIME AET&D Holdings NO 1	–	–
121,064		Public Service Enterprise Group, Inc.	8,474,480	1.7
			31,563,990	6.5

	Total Common Stock
	(Cost $420,915,776)		477,002,532	98.3

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER(4): (continued)
		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	$–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	–	–

	Total Corporate Bonds/Notes
	(Cost $787,907)		–	–

	Total Long-Term Investments
	(Cost $421,734,525)		477,002,532	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreements: 1.0%
1,126,228	(7)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,126,237, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,148,753, due 02/01/36-03/01/52)	1,126,228	0.2
1,126,228	(7)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $1,126,238, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $1,148,753, due 06/15/22-01/20/52)	1,126,228	0.2
1,126,228	(7)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,126,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,148,753, due 04/05/22-04/01/52)	1,126,228	0.2
333,836	(7)	Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $333,838, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $340,513, due 06/01/27-08/01/58)	333,836	0.1
1,126,228	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,126,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,148,753, due 04/26/22-03/20/52)	1,126,228	0.3

	Total Repurchase Agreements
	(Cost $4,838,748)		4,838,748	1.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
9,742,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $9,742,000)	9,742,000	2.0

	Total Short-Term Investments
	(Cost $14,580,748)	14,580,748	3.0

	Total Investments in Securities (Cost $436,315,273)	$491,583,280	101.3
	Liabilities in Excess of Other Assets	(6,300,589)	(1.3)
	Net Assets	$485,282,691	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$42,656,845	$–	$–	$42,656,845
Consumer Discretionary	20,806,164	–	–	20,806,164
Consumer Staples	36,019,817	–	–	36,019,817
Energy	34,475,626	–	–	34,475,626
Financials	92,361,088	–	–	92,361,088
Health Care	84,612,100	–	–	84,612,100
Industrials	53,686,345	–	–	53,686,345
Information Technology	39,930,234	–	–	39,930,234
Materials	20,781,421	–	–	20,781,421
Real Estate	20,108,902	–	–	20,108,902
Utilities	31,563,990	–	–	31,563,990
Total Common Stock	477,002,532	–	–	477,002,532
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	9,742,000	4,838,748	–	14,580,748
Total Investments, at fair value	$486,744,532	$4,838,748	$–	$491,583,280

At March 31, 2022, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$30,842	$–

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $439,513,348.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,790,254
Gross Unrealized Depreciation	(16,586,888)

Net Unrealized Appreciation	$52,203,366